Note 9. Convertible Notes Payable (Details) - Schedule of Debt Conversions (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 18, 2014	Dec. 09, 2014	Jan. 14, 2014	Dec. 12, 2014	Dec. 11, 2014	Nov. 26, 2014	Nov. 06, 2014	Nov. 04, 2014	Oct. 21, 2014	Oct. 10, 2014	Sep. 26, 2014	Jan. 30, 2014	Jan. 27, 2014
Debt Conversion [Line Items]
Principal & Interest Converted	$ 63,350	$ 486,202
Convertible Debt [Member] | Convertible Note 4 [Member]
Debt Conversion [Line Items]
Principal & Interest Converted	20,500		250	250	20,000
Common Stock Issued upon Conversion	56,667		25,000	25,000	6,667
Convertible Debt [Member]
Debt Conversion [Line Items]
Principal & Interest Converted	$ 63,350		$ 250	$ 250	$ 20,000	$ 250	$ 260	$ 460	$ 440	$ 420	$ 340	$ 340	$ 170	$ 20,000	$ 20,000
Common Stock Issued upon Conversion	278,000		25,000	25,000	6,666	25,000	26,000	46,000	22,000	21,000	17,000	17,000	17,000	6,667	6,667